Note 8 - Equity: Options: Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding (Tables)	6 Months Ended
Jun. 30, 2014
Tables/Schedules
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding

	Options Outstanding				Options Exercisable
Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value**	Weighted Average Remaining Contractual Life (years)*	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value**	Weighted Average Remaining Contractual Life (years)*

$0.45	2,000,000	$0.45	$0.32	4.70	Nil	Nil	$Nil	Nil
$0.70	250,000	$0.70	$0.07	2.65	250,000	$0.70	$Nil	2.65
$0.74	1,000,000	$0.74	$0.03	4.70	1,000,000	$0.74	$Nil	4.70
$0.81	750,000	$0.81	$0.00	4.70	750,000	$0.81	$Nil	4.70

Totals	4,000,000	$0.61	$0.09	4.33	2,000,000	$0.76	$Nil	4.33